Debt (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Debt instrument, outstanding	$ 2,462.1
6.375% Senior Notes due 2012
Debt Instrument [Line Items]
Debt instrument, face amount	350	350
7% Notes due 2013
Debt Instrument [Line Items]
Debt instrument, face amount	150	150
3.75% Senior Notes due 2021
Debt Instrument [Line Items]
Debt instrument, face amount	500	500
6 5/8% Senior Notes due 2029
Debt Instrument [Line Items]
Debt instrument, face amount	300	300
6.25% Senior Notes due 2032
Debt Instrument [Line Items]
Debt instrument, face amount	400	400
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067
Debt Instrument [Line Items]
Debt instrument, face amount	1,000	1,000
Debt instrument, outstanding	$ 762.1	$ 777.1